DREYFUS FUND INC (Prospectus Summary) | DREYFUS FUND INC
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Current income is a secondary investment objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DREYFUS FUND INC
Management fees	0.65%
Other expenses	0.12%
Total annual fund operating expenses	0.77%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS FUND INC	79	246	428	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
67.60% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goals, the fund primarily invests in common stocks issued by U.S.
companies. The fund may invest up to 20% of its assets in foreign securities.

In choosing stocks, the fund's portfolio managers focus on large-capitalization companies with strong positions in their industries and a catalyst that can trigger a price increase (such as a corporate restructuring or change in management). The portfolio managers use fundamental analysis to create a broadly diversified portfolio comprised of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles. The portfolio managers attempt to measure a security's instrinsic value by analyzing "real" data (company financials, economic outlook, etc.) and other factors (management, industry conditions, competition, etc.) and select stocks based on value, growth and financial profile.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Foreign investment risk. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2009: 18.17% Worst Quarter Q4, 2008: -22.66%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS FUND INC	Fund returns before taxes	(5.05%)	(1.07%)	1.98%
DREYFUS FUND INC After Taxes on Distributions	Fund returns after taxes on distributions	(5.21%)	(1.59%)	1.39%
DREYFUS FUND INC After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	(3.06%)	(0.93%)	1.66%
DREYFUS FUND INC S&P 500® Index	S&P 500® Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%